Segment information (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Items not included in segment capital expenditures:
All other operating segments	$ 285	$ 87	$ 199
Cost centers	105	65	193
Timing	(180)	156	(125)
Other	(66)	11	(58)
Total capital expenditures	2,586	2,472	3,886
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segments	285	87	199
Cost centers	105	65	193
Timing	(180)	156	(125)
Other	(29)	15	(40)
Total capital expenditures	1,663	1,500	2,296
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	1,482	1,177	2,069
Financial Products
Items not included in segment capital expenditures:
Other	32		4
Total capital expenditures	992	976	1,612
Financial Products | Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	960	976	1,608
Consolidating Adjustments
Items not included in segment capital expenditures:
Other	(69)	(4)	(22)
Total capital expenditures	(69)	(4)	(22)
Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	$ 2,442	$ 2,153	$ 3,677